Debt Obligations and Credit Facilities - Maturities (Details)	Dec. 31, 2020 USD ($)
Receivables [Abstract]
2021	$ 0
2022	350,000,000.0
2023	185,000,000
2024	0
Thereafter	$ 850,000,000.0